Cash and Cash Equivalents and Restricted Cash	6 Months Ended
Jun. 30, 2026
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and Cash Equivalents and Restricted Cash
4.	Cash and Cash Equivalents and Restricted Cash:

The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the condensed consolidated balance sheets that sum to the total of the same such amounts shown in the unaudited interim condensed consolidated statement of cash flows:

	June 30, 2026	December 31, 2025
Cash and cash equivalents	12,090	14,164
Restricted cash	50	400
Cash and Cash equivalents and restricted cash	12,140	14,564

Restricted cash as of June 30, 2026 includes $50 of restricted deposits pledged as collateral for credit cards balances with one of the Company’s financial institutions.

Restricted cash as of December 31, 2025 includes $50 of restricted deposits pledged as collateral for credit cards balances with one of the Company’s financial institutions and $350 of minimum liquidity requirements as per the April 2023 Neptune Sale and Leaseback (Note 5 and Note 7).